Shareholder Report	6 Months Ended
May 31, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Registrant Name	General Money Market Fund, Inc.
Entity Central Index Key	0000353560
Document Period End Date	May 31, 2024
Wealth Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Money Market Fund
Class Name	Wealth Shares
Trading Symbol	GMMXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Service Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Money Market Fund
Class Name	Service Shares
Trading Symbol	GMBXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Premier Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Money Market Fund
Class Name	Premier Shares
Trading Symbol	GMGXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
GENERAL MONEY MARKET FUND, INC | Wealth Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Money Market Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$27	0.54%*

*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 2,029,000,000
Holdings Count	80
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings
$2,029	80

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
GENERAL MONEY MARKET FUND, INC | Service Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Money Market Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$50	0.99%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 50	[2]
Expense Ratio, Percent	0.99%	[2],[3]
Net Assets	$ 2,029,000,000
Holdings Count	80
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings
$2,029	80

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
GENERAL MONEY MARKET FUND, INC | Premier Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Money Market Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$13	0.27%*

*	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%	[4]
Net Assets	$ 2,029,000,000
Holdings Count	80
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings
$2,029	80

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview

[1]	Annualized
[2]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[3]	Annualized
[4]	Annualized